Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 30, 2026	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Events [Line Items]
Exercise price		$ 3.025
Warrants term		5 years
Gross proceeds		$ 1,350	$ 1,350
July 2026 PIPE Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants term	5 years
Gross proceeds	$ 1,400
Percentage of premium on closing price of common shares	20.00%
Common Stock [Member] | July 2026 PIPE Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Direct offering of common shares	347,134
Share issued price per share	$ 4.033
Purchase of additional warrant	347,134
Exercise price	$ 4.437